Document and Entity Information	Nov. 03, 2026
Document and Entity Information [Abstract]
Amendment Flag	false
Entity Central Index Key	0001766368
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Mayville Engineering Company, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-38894
Entity Tax Identification Number	39-0944729
Entity Address, Address Line One	135 S. 84th Street, Suite 300
Entity Address, City or Town	Milwaukee
Entity Address State Or Province	WI
Entity Address, Postal Zip Code	53214
City Area Code	(414)
Local Phone Number	381-2860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false